Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees - Off-Balance Sheet Commitments and Guarantees (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Guarantor Obligations [Line Items]
Assets held as collateral for third parties	$ 0	$ 0
Performance Guarantee
Guarantor Obligations [Line Items]
Maximum amount of potential payment	42,400,000	42,400,000
Indemnification Agreement
Guarantor Obligations [Line Items]
Maximum amount of potential payment	40,000,000.0	40,000,000
Indemnification Agreement, Including Fundamental Organizational Structure
Guarantor Obligations [Line Items]
Maximum amount of potential payment	400,000,000.0	400,000,000
Cleco Power
Guarantor Obligations [Line Items]
Assets held as collateral for third parties	0
Cleco Power | Indemnification Agreement
Guarantor Obligations [Line Items]
Maximum amount of potential payment	40,000,000	40,000,000.0
Cleco Power | Indemnification Agreement, Including Fundamental Organizational Structure
Guarantor Obligations [Line Items]
Maximum amount of potential payment	400,000,000	400,000,000.0
Cleco Power | Guarantee Issued to Entergy Mississippi on behalf of Attala
Guarantor Obligations [Line Items]
Maximum amount of potential payment	$ 83,000,000.0
Letters of credit		86,400,000
Letter of Credit | Cleco Power
Guarantor Obligations [Line Items]
Letters of credit		$ 34,500,000